Registration No. 33-37959
                               Investment Company Act Registration No. 811-06221
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                       -----------------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 11 |X|

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 12 |X|
                        (Check appropriate box or boxes.)

                              BRANDYWINE BLUE FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          3711 Kennett Pike
          Greenville, Delaware                                 19807
     --------------------------------------                    -----
    (Address of Principal Executive Offices)                (Zip Code)

                                 (302) 656-3017
               --------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                                         Copy to:
              Foster S. Friess                       Richard L. Teigen
           115 E. Snow King Avenue                     Foley & Lardner
                P. O. Box 576                     777 East Wisconsin Avenue
           Jackson, Wyoming 83001                 Milwaukee, Wisconsin 53202
    --------------------------------------        --------------------------
    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a) (1)

[ ]      on January 31, 2000 pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)

|X|      on October 31, 2000 pursuant to paragraph (a) (2), of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

          This Post-effective Amendment No. 11 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed to add the Brandywine Advisors Fund, a new series of the Registrant, Brandywine Blue Fund, Inc. This Amendment incorporates by reference in its entirety Part A of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A with respect to the Brandywine Blue Fund, filed with the Securities and Exchange Commission (the "SEC") on February 8, 2000 pursuant to Rule 497 under the Securities Act of 1933, as amended, as if set forth herein in full.

          This Amendment also incorporates by reference in its entirety Part B of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A with respect to the Brandywine Blue Fund, filed with the SEC on March 7, 2000 pursuant to Rule 497 under the Securities Act of 1933, as amended, as if set forth herein in full.

PROSPECTUS                                                    OCTOBER 31, 2000

                            BRANDYWINE ADVISORS FUND

     "NEVER INVEST IN THE STOCK MARKET -- INVEST IN INDIVIDUAL BUSINESSES."

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

QUESTIONS YOU SHOULD ASK
  BEFORE INVESTING IN BRANDYWINE
  ADVISORS FUND                                                             1

FEES AND EXPENSES                                                           2

INVESTMENT OBJECTIVE, STRATEGIES
  AND RISKS                                                                 2

MANAGEMENT OF THE FUND                                                      3

DETERMINING NET ASSET VALUE                                                 3

ABOUT OUR MINIMUM REQUIREMENT
  FOR INITIAL INVESTMENT                                                    4

INVESTING IN BRANDYWINE
  ADVISORS FUND                                                             4

   How to Open Your Brandywine
     Advisors Fund Account                                                  4

   How to Buy Additional Shares of
     Brandywine Advisors Fund                                               5

   How to Sell Shares of
     Brandywine Advisors Fund                                               5

   Payment of Redemption Proceeds                                           6

DIVIDENDS, DISTRIBUTIONS
  AND TAXES                                                                 7

SHAREHOLDER STATEMENTS
  AND REPORTS                                                               7

ACCOUNT SERVICES AND POLICIES                                               8

SHARE PURCHASE APPLICATION                                                  9

                               A WORD ABOUT RISK

  Look for this "warning flag" symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

                            QUESTIONS YOU SHOULD ASK
                              BEFORE INVESTING IN
                            BRANDYWINE ADVISORS FUND

1. WHAT IS THE FUND'S GOAL?

  Brandywine Advisors Fund seeks capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

  Brandywine Advisors Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers which are publicly traded in the United States either directly or through American Depositary Receipts ("ADRs"). It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. Brandywine Advisors Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. Brandywine Advisors Fund primarily invests in companies having market capitalizations between $2 billion and $15 billion.

  The Fund adheres to a firm sell discipline.  The Fund will sell a stock:

  o With deteriorating fundamentals such as contracting margins or reduced revenue growth

  o   When investor expectations have become unrealistically high

  o   When it finds a better investment

  While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate of approximately 200%, it also causes the Fund to keep seeking better investment alternatives.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

  The Fund invests principally in common stocks. The prices of the stocks in which the Fund invests may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged. As a consequence, investors in the Fund may lose money.

  Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

  The Fund is actively managed and will have high portfolio turnover. High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short term capital gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

  The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

4. HOW HAS THE FUND PERFORMED?

  The Fund will commence operations on or after October 31, 2000 and therefore has no investment performance information to provide investors. The Fund will provide investment performance information after it has completed its first full calendar year of operation.

                               FEES AND EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).                         None

   Maximum Deferred
     Sales Charge (Load)                                    None

   Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Distributions                            None

   Redemption Fee                                           None*<F1>

   Exchange Fee                                             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees                                         1.00%

   Distribution and/or
     Service (12b-1) Fees                                  0.25%

   Other Expenses                                          0.40%**<F2>
                                                           -----

   Total Fund Operating
     Expenses                                              1.65%**<F2>
                                                           -----

 *<F1> The Transfer Agent charges a fee of $12.00 for each wire redemption. **<F2> Based on our estimate for the fiscal year ending September 30, 2001.

Example:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           1 YEAR             3 YEARS
                           ------             -------
                            $168                $520

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                        THE FUND'S INVESTMENT OBJECTIVE

  The Fund's investment objective is capital appreciation. The Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund may not appreciate and investors may lose money.

                        THE FUND'S INVESTMENT STRATEGIES

  The Fund's investment adviser believes the Fund is most likely to achieve its investment objective if it consistently invests in companies that perform better than the investment community expects. Accordingly, the Fund invests in fundamentally sound companies that are experiencing a positive change. Fundamentally sound companies generally have some or all of the following attributes

      Earnings growth of over 20% annually
      High rates of profitability
      Strong balance sheets
      High quality of earnings

  The positive change could be:

      New products
      New management
      An acquisition or divestiture

  The Fund typically does not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects. The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

                               PRINCIPAL RISKS OF
                             INVESTING IN THE FUND

  Investing in shares of common stock or in ADRs involves risks. The common stocks or ADRs in which the Fund invests may decline in value for any number of reasons. If that happens, the value of your investment will decline as well. The following are some of the main reasons why common stocks or ADRs purchased by the Fund may decline in value.

   1. The Fund's investment adviser was incorrect in its assessment of a company's prospects.

   2. The Fund's investment adviser was correct in its assessment of a company's prospects, but the company was out-of-favor with other investors.

   3. Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called "a flight to safety").

                         TEMPORARY DEFENSIVE POSITIONS

  The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies but that are dictated by its sell discipline. This means the Fund will attempt to avoid losses by investing in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements. The Fund will not be able to achieve its investment objective of capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold enough cash and money market instruments to meet current needs and to take advantage of investment opportunities.

                             MANAGEMENT OF THE FUND

                               ABOUT THE ADVISER

  Friess Associates, Inc. (the "Adviser"), 115 East Snow King Avenue, P.O. Box 576, Jackson, Wyoming 83001, manages the investment portfolio for the Fund. In addition to the Fund, Friess Associates is the investment adviser to Brandywine Fund, Brandywine Blue Fund and individual and institutional clients with substantial investment portfolios. Friess Associates was established in 1974 and was incorporated in 1980; it is wholly owned by Foster S. Friess and Lynnette E. Friess, who are the sole directors and the sole officers of Friess Associates, Inc.

                                  COMPENSATION

  As the investment adviser to the Fund, the Adviser manages the Fund's investment portfolio. The Fund pays the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Fund.

                              INVESTMENT DECISIONS

  The Adviser supervises the investment portfolio of the Fund, directing the purchase and sale of investment securities in the day to day management of the Fund. All investment decisions are made by a team of investment professionals representing the Adviser, any of whom may make recommendations subject to the final approval of Foster Friess or another senior member of the Adviser's management team to whom he may delegate the authority. Mr. Friess is also President and Chairman of the Board of Friess Associates, Inc. and Friess Associates of Delaware, Inc.

                               DISTRIBUTION PLAN

  The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan the Fund may pay distribution and service fees for the sale of its shares and for services provided to its shareholders at an annual rate of up to 0.25% of the Fund's average net assets. Since these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                          DETERMINING NET ASSET VALUE

  The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called the net asset value ("NAV"). The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Fund calculates NAV based on the market price of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost.

  If the transfer agent, Firstar Mutual Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day's NAV. If the transfer agent receives your request after that time, it will be priced at the next business day's NAV.

  The Fund's share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Brandywine Funds".

             ABOUT OUR MINIMUM REQUIREMENTS FOR INITIAL INVESTMENT

  The Fund's shares are primarily sold through broker-dealers, financial institutions or other service providers ("Servicing Agents") with whom the Fund has entered into an agreement. Shares sold through these Servicing Agents are not subject to any minimum investment requirements.

  The Board of Directors has established $100,000 as the minimum initial investment in the Fund for shares that are not sold through Servicing Agents.

  Employees, officers and directors of the Funds or the Adviser or firms providing contractual services to the Fund, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum. The officers may also, but are not required to, waive or lower the requirement for shareholders' spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

                                  INVESTING IN
                            BRANDYWINE ADVISORS FUND

  Our goal is to make it easy and pleasant for you to do business with us. This section will help you become familiar with the many different services we offer to you as a shareholder.

                                HOW TO OPEN YOUR
                        BRANDYWINE ADVISORS FUND ACCOUNT

1.   Read this prospectus carefully.

2.   Determine how much you want to invest.

MINIMUM INVESTMENTS ARE AS FOLLOWS:

TO OPEN A NEW ACCOUNT                $100,000
TO ADD TO AN EXISTING ACCOUNT          $1,000

3. Complete the appropriate parts of the purchase application at the back of this prospectus, carefully following the instructions. (Additional purchase applications may be obtained from the Fund.)

     Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-800-656-3017 or 1-414-765-4124.

4. Complete the appropriate parts of the account privileges section of the application. By applying for privileges, such as telephone redemption, electronic transfer and wire transfer now, you can avoid the delay and inconvenience later of having to file an additional form. To add these privileges at a later date would require a signature guarantee.

5.   Make your check payable to Brandywine Advisors Fund.

     All checks must be drawn on U.S. banks. The transfer agent will not accept cash or third party checks.

     FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

6.   Send application and check to:

BY MAIL

     FOR FIRST CLASS MAIL
     Brandywine Advisors Fund
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

     FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:
     Brandywine Advisors Fund
     c/o Firstar Mutual Fund Services, LLC
     615 E. Michigan St., 3rd Floor
     Milwaukee, WI 53202-5207

     PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY WIRE

     If you wish to open an account by wire, please call 1-800-656-3017 or 1-414-765-4124 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

     WIRE TO:
     Firstar Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202
     ABA 075000022

     CREDIT:
     Firstar Mutual Fund Services, LLC
     Account 112-952-137

     FURTHER CREDIT:
     Brandywine Advisors Fund
     (shareholder account number)
     (shareholder registration)

     You should then send a properly signed share purchase application marked "FOLLOW UP." Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. THE FUND AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as investment alternatives in the programs they offer or administer. Servicing agents may:

  1. Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This means that all purchases made through Servicing Agents are not subject to the Fund's minimum investment requirements.

  2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

  3. Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  5. Be authorized to accept purchase orders on the Fund's behalf. This means that the Fund will process the purchase order at the NAV which is determined following the Servicing Agent's acceptance of the customer's order.

  If you decide to purchase shares through Servicing Agents, please review carefully the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

  The Fund may reject any purchase application for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund.

SHARE CERTIFICATES

  Shares are credited to your account and certificates are not issued.

                            HOW TO GET IN TOUCH WITH
                            BRANDYWINE ADVISORS FUND

       If you have any questions, please call one of our Investor Service
                             Representatives at:

                        1-800-656-3017 or 1-414-765-4124

                  Monday - Friday  8:00 a.m. - 7:00 p.m. CST.

                        HOW TO BUY ADDITIONAL SHARES OF
                            BRANDYWINE ADVISORS FUND

  You may purchase additional shares (at least $1,000) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 4. The Fund does not accept telephone orders for purchase of shares.

  Make your check payable to Brandywine Advisors Fund.

  All checks must be drawn on U.S. banks. The Fund will not accept cash or checks made payable to third parties.

                             HOW TO SELL SHARES OF
                            BRANDYWINE ADVISORS FUND

IMPORTANT TAX NOTE:

  ANY SALE OR EXCHANGE OF SHARES IN A NON-RETIREMENT ACCOUNT COULD RESULT IN A TAXABLE GAIN OR LOSS. THE RECEIPT OF PROCEEDS OF THE REDEMPTION OF SHARES HELD IN AN IRA WILL CONSTITUTE A TAXABLE DISTRIBUTION OF BENEFITS FROM THE IRA UNLESS A QUALIFYING ROLLOVER CONTRIBUTION IS MADE.

  You may sell (redeem) some or all of your shares at any time during normal business hours.

  YOU WILL NEED TO ASSEMBLE THE FOLLOWING INFORMATION:

  o   the account number(s)

  o   the amount of money or number of shares being redeemed

  o   the names on the account

  o   your daytime phone number

  o the signature(s) of all registered account owners, if you plan to request a redemption in writing

  o a signature guarantee is also required under special circumstances, including...

      1. If you wish the check to be sent to an address or person other than as registered with the Fund.
      2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

  o additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity. Contact the Fund's transfer agent, Firstar Mutual Fund Services, LLC, in advance at
      1-800-656-3017 or 1-414-765-4124.

TO OBTAIN A SIGNATURE GUARANTEE

  A signature guarantee assures that a signature is genuine. It protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, trust companies, a member firm of the New York Stock Exchange or other national securities exchange. A NOTARIZED SIGNATURE IS NOT ACCEPTABLE.

SEND A LETTER OF INSTRUCTION

  Include with your letter the necessary information you have already assembled.

THE PRICE YOU WILL RECEIVE FOR YOUR SHARES

  The redemption price per share is the next determined NAV after Firstar Mutual Fund Services, LLC, the Fund's transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL

  FOR FIRST CLASS MAIL
  Brandywine Advisors Fund
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:
  Brandywine Advisors Fund
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY TELEPHONE

  Instruct Firstar Mutual Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the share purchase application.

  Assemble the same information that you would include in the letter of instruction for a written redemption request.

  Call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. PLEASE DO NOT CALL THE FUND OR THE ADVISER.

  REDEMPTION BY TELEPHONE IS NOT AVAILABLE FOR IRA ACCOUNTS. FOR MORE INFORMATION ON TELEPHONE REDEMPTIONS, PLEASE READ THE SECTION ENTITLED "ACCOUNT SERVICES AND POLICIES" ON PAGE 8.

THROUGH SERVICING
AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

                         PAYMENT OF REDEMPTION PROCEEDS

A CHECK WILL BE MAILED TO YOU

  A check in payment for your redeemed shares will be mailed to you at your address of record no later than the seventh day after Firstar Mutual Fund Services, LLC receives your valid request.

  Exception: If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared. This normally may take up to 3 days for local personal or corporate checks and up to 7 days for other personal or corporate checks.

  If you redeem by telephone, Firstar Mutual Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire. If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

ELECTRONIC TRANSFERS

  If you have established this option, your redemption proceeds can be electronically transferred to your designated bank account. An Electronic Funds Transfer ("EFT") generally takes up to 3 business days to reach the shareholder's bank account. There is no fee for this option.

BY WIRE

  If you have established this option, your redemption proceeds can be wired directly into your designated bank account. The transfer agent, Firstar Mutual Fund Services, LLC, currently charges a $12 fee for each wire, which is deducted from the shareholder's account.

                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

  The Fund distributes annually all of its net earnings in the form of dividends and capital gains as distributions. As long as the Fund meets the requirements for being a regulated investment company, which is its intent, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, distributions shareholders receive from the Fund, whether reinvested in additional shares of the Fund or taken as cash, are taxable to the shareholder in all accounts except tax-exempt accounts.

  Income dividends come from the dividends that the Fund earns from its holdings as well as interest it receives from its cash investments, less expenses. Capital gains are realized whenever the Fund sells securities for higher prices than it paid for them. These capital gains are either short term or long term depending on how long the Fund held the securities.

  Most investors have their dividends and capital gains distributions reinvested in additional shares of the Fund. When you open an account, you must specify on your application how you want to receive your distributions. YOU MAY CHANGE YOUR DISTRIBUTION OPTION ANYTIME BY WRITING OR CALLING THE FUND AT 1-800-656-3017 OR 1-414-765-4124.

  You can receive distributions of dividends and capital gains in two ways:

1.REINVESTMENT

  Dividends and capital gains are automatically reinvested in additional shares of the Fund, unless you request them to be paid in cash. You will be advised of the number of shares purchased and the price paid following each reinvestment. The amount so reinvested is added to the basis value of your total investment.

2.DIVIDENDS AND CAPITAL GAINS IN CASH

  Both dividends and capital gains are paid in cash. You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

  THE PRIMARY DISTRIBUTION WILL NORMALLY BE MADE NEAR THE END OF OCTOBER, FOLLOWING THE CLOSE OF THE FUND'S FISCAL YEAR, WITH A SECOND DISTRIBUTION, IF REQUIRED, AT THE END OF DECEMBER.

  In January, the Fund will mail you Form 1099 detailing your dividends and distributions and their federal tax status, although you should verify your tax liability with your tax adviser.

  Even if you buy shares shortly before or on the "record date", the date that establishes you as the person to receive the upcoming distribution, you will receive the full taxable distribution. This may seem unfair to a taxable investor who has yet to enjoy the returns which generated the distribution. However, your future tax liability may be reduced as a result of the distribution. In any case, you may wish to consider the Fund's record date before investing.

  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.

                             SHAREHOLDER STATEMENTS
                                  AND REPORTS

  To help you keep accurate records, we will send you a confirmation immediately following each transaction you make. In January, we will send you a clear, concise statement detailing all your transactions during the year. For taxable accounts, this year-end statement also includes the 1099 information indicating the tax status of any dividends and capital gains distributions made to you. Information on the status of your account is always available by telephone.

  Four times a year, the Adviser will send you a report on the Fund. These comprehensive reports include an assessment of the Fund's performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Fund's holdings and other items of interest. The Adviser will also provide interim letters to update shareholders about important matters.

                         ACCOUNT SERVICES AND POLICIES

IMMEDIATE BALANCE INFORMATION

  We offer a 24-hour a day shareholders service. Just call 1-800-656-3017 for an update on your account balance or latest share prices. The Voice Response Unit (VRU) will guide you to your desired information. Remember to have your account number handy.

WEB SITE

  Visit Brandywine Advisors Fund's site at:
     http://www.brandywinefunds.com

ACCOUNT MINIMUMS

  The Fund reserves the right to redeem the shares held in any account, other than an IRA or an account with a Servicing Agent, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $5,000. The shareholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

TELEPHONE TRANSACTIONS

  It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, you may have to send written instructions.

  Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.

  Procedures for telephone redemptions may be modified or terminated at any time by the Fund or its transfer agent, Firstar Mutual Fund Services, LLC.

  The Fund reserves the right to refuse a telephone redemption request if it is believed advisable to do so.

ADDRESS CHANGES

  To change the address on your account, call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. Any written redemption request received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee. NO TELEPHONE REDEMPTIONS WILL BE ALLOWED WITHIN 30 DAYS OF AN ADDRESS CHANGE.

TEMPORARY SUSPENSION OF SERVICES

  The Fund can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission.

                            BRANDYWINE ADVISORS FUND

                        (BRANDYWINE ADVISORS FUND LOGO)

                            Brandywine Advisors Fund
                               3711 Kennett Pike
                                 P.O. Box 4166
                           Greenville, Delaware 19807
                           E-mail: bfunds@friess.com
                    Website: http://www.brandywinefunds.com
                        1-800-656-3017 or 1-414-765-4124

To learn more about Brandywine Advisors Fund, you may want to read the Statement of Additional Information (or "SAI") which contains additional information about the Fund. The Brandywine Advisors Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Brandywine Advisors Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the fiscal year.

The SAI and the Fund's annual and semi-annual reports are available, without charge, by calling 1-800-656-3017 or 1-414-765-4124 or by writing to:

  Brandywine Advisors Fund
  3711 Kennett Pike
  P.O. Box 4166
  Greenville, Delaware 19807

Prospective investors and shareholders who have questions about Brandywine Advisors Fund may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Advisors Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about Brandywine Advisors Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C. 20549-6009

Please refer to Brandywine Advisors Fund's Investment Company Act File No. 811-06221 when seeking information about the Fund from the Securities and Exchange Commission.


STATEMENT OF ADDITIONAL INFORMATION                             October 31, 2000
for the Brandywine Advisors Fund
series of Brandywine Blue Fund, Inc.

                            BRANDYWINE ADVISORS FUND


          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Brandywine Advisors Fund dated October 31, 2000. Requests for copies of the prospectus should be made in writing to Brandywine Advisors Fund, P.O. Box 4166, Greenville, Delaware, 19807,
Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling
(800) 656-3017.






                           BRANDYWINE BLUE FUND, INC.
                                3711 Kennett Pike
                           Greenville, Delaware 19807

                            BRANDYWINE ADVISORS FUND

                                Table of Contents
                                -----------------
                                                                        Page No.
                                                                        --------

GENERAL INFORMATION AND HISTORY...............................................1

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT CONSIDERATIONS.....................................................2

DIRECTORS AND OFFICERS OF THE COMPANY.........................................4

PRINCIPAL STOCKHOLDERS........................................................7

INVESTMENT ADVISER............................................................8

SERVICE AGREEMENT.............................................................9

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE..............................9

DISTRIBUTION OF SHARES.......................................................11

PURCHASE OF SHARES...........................................................12

REDEMPTION OF SHARES.........................................................12

ALLOCATION OF PORTFOLIO BROKERAGE............................................13

CUSTODIAN....................................................................14

TAXES........................................................................14

STOCKHOLDER MEETINGS.........................................................15

CAPITAL STRUCTURE............................................................16

INDEPENDENT ACCOUNTANTS......................................................17

DESCRIPTION OF SECURITIES RATINGS............................................17

          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated October 31, 2000 and, if given or made, such information or representations may not be relied upon as having been authorized by Brandywine Advisors Fund.

          This Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY

          Brandywine Blue Fund, Inc. (the "Company") is an open-end, management investment company, consisting of two diversified portfolios, Brandywine Blue Fund and Brandywine Advisors Fund (the "Fund"), registered under the Investment Company Act of 1940 (the "Act"). This statement of additional information provides information about Brandywine Advisors Fund. The Company is a Maryland corporation incorporated on November 13, 1990.

                             INVESTMENT RESTRICTIONS

          The Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

          1. The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

          2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings. The Fund may pledge its assets to secure borrowings. The Fund will not purchase securities while it has any outstanding borrowings.

          3. The Fund will not lend money (except by purchasing debt securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.

          4. The Fund will not make investments for the purpose of exercising control or management of any company.

          5. The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.)

          6. The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government Securities, in securities issued by companies engaged in the same industry.

          7. The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

          8. The Fund will not purchase interests in any oil, gas or any other mineral exploration or development program.

          9. The Fund will not purchase or sell real estate or real estate mortgage loans. (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

          10. The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

          The following investment limitations are not fundamental and may be changed without stockholder approval.

          1. The Fund will not invest more than 5% of its total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years.

          2. The Fund will not invest more than 15% of the value of its total assets in illiquid securities.

          3. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies. Unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund's assets will not constitute a violation of that restriction.

                            INVESTMENT CONSIDERATIONS

          The Fund invests mainly in common stocks of U.S. companies. However when the Fund's investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants. (The Fund currently intends to invest not more than 10% of its net assets in any of publicly distributed debt securities, preferred stocks or warrants.) Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. The

Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a publicly distributed debt security is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.). If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security. A description of the foregoing ratings is set forth in "Description of Securities Ratings."

          The Fund may invest in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

          The money market instruments in which the Fund invests include conservative fixed-income securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor's Corporation, commercial paper master notes and repurchase agreements. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Fund's investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

          Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or invest over 15% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

                      DIRECTORS AND OFFICERS OF THE COMPANY

          As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. (The same persons currently serve as directors and officers of both Brandywine Blue Fund, Inc. and Brandywine Fund, Inc., another registered investment company advised by the Fund's investment adviser.) The name, address, principal occupations during the past five years and other information with respect to each of the directors and officers of the Company are as follows:

FOSTER S. FRIESS*
----------------

115 East Snow King Avenue
P. O. Box 576
Jackson, Wyoming

(PRESIDENT, TREASURER AND A
 DIRECTOR OF THE COMPANY)

          Mr. Friess, age 60, has served as President, Treasurer and a director of both Brandywine Blue Fund, Inc. and Brandywine Fund, Inc. (the "Companies") since their inceptions. He is also President and Chairman of the Board of Friess Associates, Inc., an investment advisory firm which he co-founded in 1974 with his wife, Lynnette E. Friess. Friess Associates, Inc. has been the investment adviser for the Funds since their inception. Mr. Friess has been a Chartered Financial Analyst since 1970. He is currently Chairman of the Life Enrichment Foundation, Wilmington, Delaware. He is also a member of the Advisory Council of the Royal Swedish Academy of Sciences and sits on the Board of Advisers for the John Templeton Foundation.

STIG RAMEL
----------

Resedavagen 8
171732 Solna
Sweden

(DIRECTOR)

          Mr. Ramel, age 73, who is now retired, served as President of the Nobel Foundation from 1972 to 1992 and was thereafter appointed by the Swedish Government as Chairman of Fond 92-94, a nonprofit organization with the responsibility of financing scientific research institutions. He is a member of the Royal Swedish Academy of Sciences. Mr. Ramel has served as a director of the Companies since their inception.

JOHN E. BURRIS
--------------

5th and McColley Street
Milford, Delaware

(DIRECTOR)

          Mr. Burris, age 80, is Chairman of Burris Foods, Inc. He is a trustee of the University of Delaware and a former member of the Board of Directors of Wilmington Trust Company. He is a member of the board of directors of Milford Memorial Hospital and is a member of the Private Industry Council for the State of Delaware. He has served as a director of the Companies since their inception.

MARVIN N. SCHOENHALS
--------------------

9th and Market Streets
Wilmington, Delaware

(DIRECTOR)

          Mr. Schoenhals, age 53, is President and Chief Executive Officer of WSFS Financial Corp., a bank holding company. He has served as an officer of WSFS Financial Corp. since 1990.

LYNDA J. CAMPBELL
-----------------

3711 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT AND SECRETARY)

          Ms. Campbell, age 54, has served as Vice President of the Company since May, 1998 and as Secretary since 1990. She is also an employee of Friess Associates, Inc. and has been employed in various capacities with such firm since December, 1985.

WILLIAM F. D'ALONZO
-------------------

3711 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. D'Alonzo, age 45, has been an analyst for Friess Associates, Inc. since 1981. He also has served as a Vice President of the Company since April, 1990.

CARL S. GATES
-------------

3711 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Gates, age 68, has been an analyst for Friess Associates, Inc. since 1988. He has served as a Vice President of the Company since April, 1994.

JOHN P. RAGARD
--------------

3711 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Ragard, age 46, has been an analyst for Friess Associates, Inc. since 1993. He has served as a Vice President of the Company since May, 1998.

PAUL R. ROBINSON
----------------

3711 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT AND ASSISTANT SECRETARY)

          Mr. Robinson, age 77, has been a consultant for Friess Associates, Inc. since June, 1985. He has served as a Vice President of the Company since 1990.

------------------

* Mr. Friess is the only director who is an "interested person" of the Company as that term is defined in the Act.

          For the fiscal year ending September 30, 2001, the standard method of compensating directors of the Companies is for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund to pay each disinterested director an annual fee of $20,000, $5,000 and $2,500, respectively. Directors may elect to defer the receipt of some or all of the compensation they earn as directors. Amounts deferred increase or decrease in value as if they had been invested in shares of the applicable Fund. Each of the Funds also may reimburse directors for travel expenses incurred in order to attend meetings of the Boards of Directors.

          The table below sets forth the compensation paid by Brandywine Advisors Fund to each of the directors of the Company during the fiscal year ended September 30, 2000:

                                                   COMPENSATION TABLE
                                                              Pension or                                      Total
                                                              Retirement                                   Compensation
                                         Aggregate         Benefits Accrued       Estimated Annual         from Fund and
                                        Compensation        As Part of Fund         Benefits Upon         Fund Complex(1)(2)
      Name of Person                    From Fund(1)(2)        Expenses              Retirement           Paid to Directors
      --------------                    ------------           --------              ----------           -----------------
Foster S. Friess                           $0                   $0                     $0                    $0

Stig Ramel(3)                              $0                   $0                     $0                    $____

John E. Burris(3)                          $0                   $0                     $0                    $____

Marvin N. Schoenhals(3)                    $0                   $0                     $0                    $____

---------------
(1)  Includes amounts deferred at the election of the director.
(2)  Brandywine Fund and Brandywine Blue Fund were the only funds in the Fund Complex during the fiscal year ended
     September 30, 2000 as Brandywine Advisors Fund will commence operations on or after October 31, 2000.
(3)  At September 30, 2000 the total amount of deferred compensation payable to each of Mr. Burris, Mr. Ramel and
     Mr. Schoenhals was $______.

          The Companies and Friess Associates, Inc. (the "Adviser") have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

                             PRINCIPAL STOCKHOLDERS

          At July 31, 2000, all officers and directors of the Company as a group (9 persons) beneficially owned 2,433,078 shares of common stock of Brandywine Blue Fund, or 20.50% of the then outstanding shares. At such date, Foster S. Friess and Lynette E. Friess, P.O. Box 4166, Greenville, Delaware 19807, owned 2,361,302 shares of the Brandywine Blue Fund's common stock, or 19.90% of the then outstanding shares, of which 1,129,227 shares (9.52% of the outstanding shares) were held as trustee; Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94111, owned of record 661,671 shares of the Brandywine Blue Fund's common stock, or 5.58% of the then outstanding shares, and Wells Fargo Bank MN NA Tr., FBO Worldspan Employees Pension Plan, P.O. Box 1533, Minneapolis, MN 55480 owned 660,298 shares of Brandywine Blue Fund's common stock, or 5.56% of the then outstanding shares;. All of the shares owned by Charles Schwab & Co., Inc. were owned of record only.

          Other than the foregoing, the Fund is not aware of any person who, as of July 31, 2000, owned of record or beneficially 5% or more of the shares of Brandywine Blue Fund. (The Brandywine Advisors Fund will commence operations on or after October 31, 2000.)

                               INVESTMENT ADVISER

          The investment adviser to the Fund is Friess Associates, Inc. (the "Adviser"). The Adviser is controlled by Foster and Lynnette Friess, who are its sole directors and stockholders. Pursuant to an investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement") the Adviser furnishes continuous investment advisory services and management to the Fund. The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. Under the Advisory Agreement, the Adviser at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund and pays salaries and fees of all officers and directors of the Company (except the fees paid to directors who are not interested persons of the Adviser).

          The Fund has not paid any investment advisory fees to the Adviser pursuant to the Advisory Agreement as the Fund will commence operations on or after October 31, 2000.

          The Fund pays all of its expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing its registration statement required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. Such expenses may include administrative services performed by the Adviser for which the Adviser will be reimbursed by the Fund.

          The Fund also pays the fees of directors who are not interested persons of the Adviser, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Fund, expenses of calculating the Fund's net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.

          The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale, or if the states in which the Fund's shares are qualified for sale impose no such restrictions, 1.95%. As of the date hereof, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the

Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. No reimbursement has been required of the Adviser as the Fund will commence operations on or after October 31, 2000.

          The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of a majority of the applicable Fund's stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

          The Advisory Agreement provides that the Adviser shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                                SERVICE AGREEMENT

          The Fund has entered into a Service Agreement with Fiduciary Management, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202. Pursuant to the Service Agreement, Fiduciary Management, Inc. serves as the Fund's administrator and in this capacity is responsible for (a) calculating daily the Fund's net asset value, (b) recordkeeping and (c) preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission. For these services the Fund pays Fiduciary Management, Inc. a negotiated annual fee and varying fees for blue sky filing services. For the fiscal year ending September 30, 2001 the negotiated fee initially will be 20,000, but may be subject to renegotiation depending on the amount of net assets of the Fund.

          The Service Agreement may be terminated at any time by either the Fund or Fiduciary Management, Inc. upon 90 days written notice. The Service Agreement provides that Fiduciary Management, Inc. shall not be liable to the Fund, the Adviser or any stockholders of the Fund for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Fiduciary Management, Inc. performs similar services for other investment companies.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

          The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.

          The net asset value (or "price") per share of the Fund is determined by dividing the total value of the Fund's investments and other assets less any liabilities, by the number of its outstanding shares. In calculating the Fund's net asset value, securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the most recent bid price. Other securities are valued at the most recent bid price, if market quotations are readily available. Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services. Any securities for which there are no readily available market quotations and other assets are valued at their fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less are valued at amortized cost.

          From time to time the Fund may provide performance information in advertisements, sales literature or information to stockholders. Fund performance may be quoted numerically or may be represented in a table, graph or other illustration by presenting one or more performance measurements, including total return and average annual compounded rate of return. The Fund's average annual compounded rate of return is the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded annually over the period, would result in the redeemable value of the investment in the Fund at the end of the stated period. The performance information quoted by the Fund ignores individual income tax consequences to stockholders.

          Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical stockholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a stockholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

          The foregoing computation may also be expressed by the following formula:

                                  P(1+T)n = ERV

             P  =  a hypothetical initial payment of $1,000

             T  =  average annual total return

             n  =  number of years

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

          The Fund will commence operations on or after October 31, 2000 and therefore has no performance information to provide investors.

          Any reported performance results will be historical and should not be considered indicative of the future performance of the Fund. An investment in the Fund will fluctuate in value, and at redemption its value may be more or less than the initial investment.

          The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. For example, this may include Morningstar, Inc. and Lipper Analytical Services, Inc. (independent fund ranking services) and magazines, such as Money, Forbes and Business Week. In addition, the Fund may compare its performance to that of other selected mutual funds or recognized market indicators, including the Standard & Poor's 500 Stock Index, S&P MidCap 400 Index, Russell 2000 Index, Nasdaq Industrials Index and the Dow Jones Industrial Average. Such performance rankings or comparisons may be made with mutual funds that may have different investment restrictions, objectives, policies or techniques than the Fund, and such other funds or market indicators may be comprised of securities that differ from those the Fund holds or may purchase.

                             DISTRIBUTION OF SHARES

          The Fund has adopted a Service and Distribution Plan (the "Plan") in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund's expense ratio and providing the Adviser with greater flexibility in management. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current stockholders, and the printing and mailing of sales literature. Distribution expenses will be authorized by the officers of the

Company as the Fund does not employ a distributor. To the extent any activity financed by the Plan is one which the Fund may finance without a 12b-1 plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

          The Plan may be terminated by the Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Messrs. Burris, Ramel and Schoenhals are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the stockholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.

          While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Company will be committed to the discretion of the directors of the Company who are not interested persons of the Company. The Board of Directors of the Company must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Company. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. No distribution expenses have been incurred by the Fund under the Plan as the Fund will commence operations on or after October 31, 2000.

                               PURCHASE OF SHARES

          The Fund has adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for the Fund. For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7. No such transactions will be made with respect to any person in which an affiliated person of the Fund has a beneficial interest.

                              REDEMPTION OF SHARES

          A stockholder's right to redeem shares of the Fund will be suspended and the stockholder's right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or
(c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets.

                        ALLOCATION OF PORTFOLIO BROKERAGE

          Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. While some brokers with whom the Fund effects portfolio transactions may recommend the purchase of the Fund's shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations to purchase shares of the Fund.

          In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

          The Fund has not paid any brokerage commissions as it will commence operations on or after October 31, 2000.

                                    CUSTODIAN

          Firstar Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Fund. As such, Firstar Bank, N.A. holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Firstar Bank, N.A. does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders. Firstar Mutual Fund Services, LLC, an affiliate of Firstar Bank, N.A., acts as the Fund's transfer agent and dividend disbursing agent.

                                      TAXES

          The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. In such event stockholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

          The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from the Fund's net investment income, including short-term capital gains, are taxable to stockholders as ordinary income, while distributions from the Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Distributions from the Fund are taxable to stockholders, whether received in cash or in additional Fund shares. A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

          Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him.

          Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a stockholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

          This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                              STOCKHOLDER MEETINGS

          The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

          The Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or
(2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

          Brandywine Blue Fund, Inc. has authorized capital of 200,000,000 shares of common stock, of which 100,000,000 shares have been allocated to Brandywine Blue Fund and 100,000,000 shares have been allocated to Brandywine Advisors Fund. Each outstanding share entitles the holder to one vote. Generally shares are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g. change in investment policy or approval of an investment advisory agreement).

          The shares of each of Brandywine Advisors Fund and Brandywine Blue Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund's share of the general liabilities of the Company in the proportion that the total net assets of the Fund bears to the total net assets of both Funds. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Company, the stockholders of each Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to such Fund.

          There are no conversion or sinking fund provisions applicable to the shares of either Fund. Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights. Consequently, the holders of more than 50% of the Company's shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

          The shares of each Fund are redeemable and transferable. All shares issued and sold by the Funds will be fully paid and nonassessable. Fractional shares have the same rights proportionately as full shares.

          The Company will not issue certificates evidencing shares of Brandywine Advisors Fund. Each stockholder's account will be credited with the number of shares purchased, relieving such stockholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares of Brandywine Advisors Fund.

                             INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, currently serves as the independent accountants for the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

          The Fund may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

          Standard & Poor's Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.  Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

          AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

          Moody's Bond Ratings.
          --------------------

          Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits
               --------

(a)(i)         Registrant's Articles of Incorporation, as amended(1)

(a)(ii)        Articles Supplementary

(a)(iii)       Articles Supplementary

(b)            Registrant's By-Laws as amended(1)

(c)            None

(d)(i)         Investment Advisory Agreement (Brandywine Blue Fund)(1)

(d)(ii)        Investment Advisory Agreement (Brandywine Advisors Fund)

(e)            None

(f)            None

(g)(i) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank, N.A.) (1)

(g)(ii)        Amendment to Custodian Agreement

(h)(i)         Service Agreement with Fiduciary Management, Inc. (Brandywine
               Blue Fund)(3)

(h)(ii) Service Agreement with Fiduciary Management, Inc. (Brandywine Advisors Fund)

(h)(iii) Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to Firstar Mutual Fund Services, LLC (Brandywine Blue Fund)(1)

(h)(iv)        Amendment to Transfer Agent Agreement

(i)            Opinion of Foley & Lardner, counsel for Registrant

(j)            Consent of PricewaterhouseCoopers LLP

(k)            None

(l)            Subscription Agreement(2)

(m)            Service and Distribution Plan (Brandywine Advisors Fund)

(n)            None

(p) Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, Inc.(4)

----------------------
     (1) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 15, 1997 and its accession number is 0000897069-97-000011.

     (2) Previously filed as an exhibit to Post-Effective Amendment No. 8 to the

Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 8 was filed on January 30, 1998 and its accession number is 0000897069-98-000026.

     (3) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on November 30, 1998 and its accession number is 0000897069-98-000590.

     (4) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 was filed on November 30, 1999 and its accession number is 0000897069-99-000582.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification
          ---------------

          Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.    Indemnification.
---------     ---------------

     A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

     B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

     C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

     D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

     E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

     F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

     G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Incorporated by reference to pages 4 through 7 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  Principal Underwriters
          ----------------------

          Registrant has no principal underwriters.

Item 28.  Location of Accounts and Records
          --------------------------------

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Fiduciary Management, Inc. and Registrant's Custodian as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by Fiduciary Management, Inc. at its offices at 225 East Mason Street, Milwaukee, Wisconsin 53202, and all other records will be maintained by the Custodian.

Item 29.  Management Services
          -------------------

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings
          ------------

          Registrant undertakes to provide its annual report to shareholders upon request without charge to any recipient of a prospectus.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson and State of Wyoming on the 2nd day of August, 2000.

                                         BRANDYWINE BLUE FUND, INC.
                                               (Registrant)



                                         By: /s/ Foster S. Friess
                                             -----------------------------------
                                               Foster S. Friess, President

          Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Name                           Title                     Date
          ----                           -----                     ----

/s/ Foster S. Friess                                            August 2, 2000
----------------------------------
Foster S. Friess                      Financial and
                                      Accounting Officer
                                      and Director


/s/ John E. Burris                    Director                  August 7, 2000
----------------------------------
John E. Burris


/s/ Stig Ramel                        Director                  August 10, 2000
----------------------------------
Stig Ramel


/s/ Marvin N. Schoenhals              Director                  August 7, 2000
---------------------------------
Marvin N. Schoenhals

                                  EXHIBIT INDEX

Exhibit No.                           Exhibit                        Page No.
-----------                           -------                        --------

(a)(i)         Registrant's Articles of Incorporation, as amended*

(a)(ii)        Articles Supplementary

(a)(iii)       Articles Supplementary

(b)            Registrant's Bylaws*

(c)            None

(d)(i)         Investment Advisory Agreement (Brandywine Blue Fund)*

(d)(ii)        Investment Advisory Agreement (Brandywine Advisors Fund)

(e)            None

(f)            None

(g)(i) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank, N.A.) *

(g)(ii)        Amendment to Custodian Agreement

(h)(i)         Service Agreement with Fiduciary Management, Inc. (Brandywine
               Blue Fund)*

(h)(ii) Service Agreement with Fiduciary Management, Inc. (Brandywine Advisors Fund)

(h)(iii) Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to Firstar Mutual Fund Services, LLC)*

(h)(iv)        Amendment to Transfer Agent Agreement

(i)            Opinion of Foley & Lardner, counsel for Registrant

(j)            Consent of PricewaterhouseCoopers LLP

(k)            None

(l)            Subscription Agreement*

(m)            Service and Distribution Plan

(n)            None

(p) Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, Inc.*

-------------------
*  Incorporated by reference.